UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from October 1, 2006 to October 31, 2006

                    Commission File Number of issuing entity:
                                  333-125485-31

                        GMACM HOME LOAN TRUST 2006-HLTV1
                (Exact name of issuing entity as specified in its
                                    charter)

                 Commission File Number of depositor: 333-125485

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
                    -----------------------------------------
              (Exact name of depositor as specified in its charter)

                               GMAC MORTGAGE, LLC
                               ------------------
               (Exact name of sponsor as specified in its charter)

                     New York                                   None
------------------------------------------------       ------------------------
 (State or other jurisdiction of incorporation or        (I.R.S. Employer
       organization of the issuing entity)              Identification No.)

       c/o GMAC Mortgage LLC, as Servicer
                 100 Witmer Road

                Horsham, PA                                  19044
------------------------------------------------        -----------------------
    (Address of principal executive offices of             (Zip Code)
                 issuing entity)

             (215) 682-1000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

           Title of Class    Registered/reported pursuant to (check    Name of
                                                               one)    exchange
                                                                     (If Section
                                                                         12(b))
                               Section       Section    Section 15(d)
                                12(b)         12(g)
Mortgage Pass Through
Certificates, Series 2006-HLTV1,
in the classes specified herein [___]         [___]         [ X ]      _________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X_ No __

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Home Loan-Backed Term Notes, Series 2006-HLTV1 (the "Notes") dated March 27, 2006, and related Prospectus dated February 16, 2006 (collectively, the "Prospectus"), of the GMACM Home Loan Trust 2006-HLTV1 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4 and Class A-5.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

GMAC Mortgage Corporation, a Pennsylvania corporation, the sponsor and the servicer, merge into a Delaware limited liability company on or about October 25, 2006.



ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   November 2006 Monthly Statement to Certificateholders

                                   SIGNATURES




        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  November 27, 2006



                                    GMACM Home Loan Trust 2006-HLTV1
                                (Issuing entity)

                                    By:  GMAC Mortgage LLC, as Servicer


                                            By:  /s/ Jeff Demshock
                                                 Name:   Jeff Demshock
                                                 Title:  Limited Signing Officer

                   EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS